SOFTWARE AND SOFTWARE DEVELOPMENT COSTS (Details - Software development costs) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Research and Development [Abstract]
Software Development	$ 796,807	$ 721,309
Construction in Progress	72,872	148,371
Accumulated amortization	(466,296)	(216,842)
Software Development, net	$ 403,383	$ 652,838